UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

(Showing Percentages of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (89.8%)
Argentina (5.2%)
Sovereign (5.2%)
Argentina Bonos,
7.00%, 10/3/15	$11,689		$11,017
Republic of Argentina,
2.50%, 12/31/38 (a)(b)		2,188	955
8.28%, 12/31/33 (b)		3,963	3,552
			15,524
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus,
8.75%, 8/3/15		1,030	921
8.95%, 1/26/18		380	332
			1,253
Belize (0.2%)
Sovereign (0.2%)
Government of Belize,
6.00%, 2/20/29		770	649

Brazil (10.2%)
Corporate Bonds (2.1%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21 (c)		1,360	1,413
6.75%, 1/27/21		230	239
Fibria Overseas Finance Ltd.,
6.75%, 3/3/21 (b)(c)		1,650	1,712
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (c)(d)		2,870	2,855
			6,219
Sovereign (8.1%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (c)		1,960	2,004
6.37%, 6/16/18 (c)		1,380	1,508
Federative Republic of Brazil,
5.88%, 1/15/19 (b)		8,525	9,484
7.13%, 1/20/37		2,090	2,482
8.88%, 10/14/19 - 4/15/24		6,564	8,726
			24,204
			30,423
Chile (1.4%)
Corporate Bond (0.6%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	931,000	1,818

		Face Amount (000)	Value (000)
Sovereign (0.8%)
Chile Government International Bond,
5.50%, 8/5/20	CLP	1,080,000	$2,229
			4,047
Colombia (2.6%)
Sovereign (2.6%)
Republic of Colombia,
7.38%, 3/18/19 (b)	$2,550		3,073
11.75%, 2/25/20 (b)		3,015	4,549
			7,622
Croatia (0.5%)
Sovereign (0.5%)
Republic of Croatia,
6.63%, 7/14/20 (c)		1,340	1,385

Dominican Republic (0.7%)
Sovereign (0.7%)
Dominican Republic,
7.50%, 5/6/21 (b)(c)		590	603
7.50%, 5/6/21		670	685
9.04%, 1/23/18		754	837
			2,125
Ecuador (0.7%)
Sovereign (0.7%)
Republic of Ecuador,
9.38%, 12/15/15		2,235	2,202

Georgia (0.3%)
Sovereign (0.3%)
Republic of Georgia,
7.50%, 4/15/13		940	1,011

Ghana (1.2%)
Sovereign (1.2%)
Republic of Ghana,
8.50%, 10/4/17 (b)(c)		2,016	2,288
8.50%, 10/4/17		1,080	1,204
			3,492
India (0.3%)
Corporate Bond (0.3%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (c)		810	769

	Face Amount (000)	Value (000)
Indonesia (4.3%)
Corporate Bonds (0.4%)
Pindo Deli Finance Mauritius Ltd.,
Tranche A
3.31%, 4/28/15 (c)(e)(f)	$421	$103
Tranche B
3.31%, 4/28/18 (c)(e)(f)	1,852	204
Tranche C
Zero Coupon, 4/28/27 (c)(e)(f)	7,471	168
Tjiwi Kimia Finance Mauritius Ltd.,
Tranche A
3.31%, 4/28/15 (e)(f)	1,404	351
Tranche B
3.31%, 4/28/18 (c)(e)(f)	1,621	316
Tranche C
1.00%, 4/28/27 (c)(e)(f)	3,620	127
		1,269
Sovereign (3.9%)
Majapahit Holding BV,
7.75%, 1/20/20	2,500	2,825
Republic of Indonesia,
6.88%, 1/17/18	320	364
7.75%, 1/17/38 (c)	1,353	1,627
7.75%, 1/17/38	630	758
11.63%, 3/4/19	1,930	2,779
11.63%, 3/4/19 (c)	2,169	3,123
		11,476
		12,745
Ivory Coast (0.3%)
Sovereign (0.3%)
Ivory Coast,
2.50%, 12/31/32 (a)(g)	1,563	739

Jamaica (0.2%)
Sovereign (0.2%)
Jamaica Government International Bond,
8.00%, 6/24/19	640	669

Kazakhstan (3.8%)
Sovereign (3.8%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15 (b)(c)	1,250	1,309
5.50%, 12/20/15	230	240
Intergas Finance BV,
6.38%, 5/14/17	700	746

		Face Amount (000)	Value (000)
KazMunayGas National Co.,
6.38%, 4/9/21 (c)		$2,430	$2,527
6.38%, 4/9/21		440	456
9.13%, 7/2/18		1,930	2,334
9.13%, 7/2/18 (c)		3,080	3,742
			11,354
Lithuania (0.9%)
Sovereign (0.9%)
Republic of Lithuania,
6.13%, 3/9/21 (b)(c)		520	533
6.75%, 1/15/15 (c)		160	175
7.38%, 2/11/20		1,790	2,003
			2,711
Malaysia (1.0%)
Sovereign (1.0%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	8,960	2,958

Mexico (11.4%)
Corporate Bonds (0.8%)
Cemex SAB de CV,
9.00%, 1/11/18 (c)		$1,900	2,002
9.00%, 1/11/18		280	295
			2,297
Sovereign (10.6%)
Mexican Bonos,
8.00%, 6/11/20	MXN	61,932	5,404
Pemex Project Funding Master Trust,
6.63%, 6/15/35		$2,566	2,587
6.63%, 6/15/38 (b)		1,750	1,751
8.63%, 12/1/23		1,990	2,408
Petroleos Mexicanos,
5.50%, 1/21/21 (b)		5,430	5,539
8.00%, 5/3/19 (b)		1,750	2,110
United Mexican States,
5.63%, 1/15/17		419	464
5.95%, 3/19/19		3,782	4,234
6.05%, 1/11/40		1,760	1,822
6.75%, 9/27/34		4,674	5,296
			31,615
			33,912

		Face Amount (000)	Value (000)
Pakistan (0.8%)
Sovereign (0.8%)
Pakistan Government International Bond,
7.13%, 3/31/16		$100	$85
Republic of Pakistan,
6.88%, 6/1/17		2,610	2,147
			2,232
Panama (2.1%)
Sovereign (2.1%)
Republic of Panama,
5.20%, 1/30/20		1,810	1,928
7.13%, 1/29/26 (b)		1,140	1,358
8.88%, 9/30/27 (b)		483	655
9.38%, 4/1/29		1,569	2,220
			6,161
Peru (4.3%)
Corporate Bond (0.4%)
Banco de Credito del Peru,
5.38%, 9/16/20		1,210	1,150

Sovereign (3.9%)
Republic of Peru,
7.35%, 7/21/25 (b)		2,410	2,876
8.20%, 8/12/26	PEN	10,650	4,192
8.75%, 11/21/33		$3,340	4,501
			11,569
			12,719
Philippines (4.1%)
Sovereign (4.1%)
Republic of Philippines,
4.00%, 1/15/21 (b)		5,506	5,217
8.38%, 6/17/19		1,491	1,886
8.88%, 3/17/15		669	826
9.50%, 2/2/30		3,072	4,339
			12,268
Russia (11.8%)
Corporate Bonds (1.3%)
Novatek Finance Ltd.,
6.60%, 2/3/21 (b)(c)		2,380	2,511

		Face Amount (000)	Value (000)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (b)(c)		$1,390	$1,466
			3,977
Sovereign (10.5%)
RSHB Capital SA for OJSC Russian Agricultural Bank,
6.30%, 5/15/17 (c)		2,104	2,214
7.18%, 5/16/13 (c)		2,030	2,213
Russian Federation,
5.00%, 4/29/20		5,400	5,488
7.50%, 3/31/30 (c)		1,026	1,203
7.50%, 3/31/30		8,485	9,958
Russian Federation (Registered),
12.75%, 6/24/28		4,225	7,415
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (c)	RUB	80,000	2,879
			31,370
			35,347
South Africa (1.2%)
Sovereign (1.2%)
Eskom Holdings Ltd.,
5.75%, 1/26/21 (c)		$3,556	3,623

Sri Lanka (0.6%)
Sovereign (0.6%)
Sri Lanka Government International Bond,
6.25%, 10/4/20 (c)		650	635
6.25%, 10/4/20		1,240	1,212
			1,847
Turkey (7.9%)
Sovereign (7.9%)
Republic of Turkey,
5.63%, 3/30/21		2,150	2,204
6.75%, 5/30/40		3,080	3,211
6.88%, 3/17/36		2,904	3,088
7.00%, 3/11/19		3,490	3,961
7.50%, 7/14/17 - 11/7/19		3,266	3,814
8.00%, 2/14/34		1,360	1,637
11.88%, 1/15/30		3,371	5,604
			23,519
Ukraine (4.7%)
Sovereign (4.7%)
Ukraine Government,
6.58%, 11/21/16		4,349	4,432

	Face Amount (000)	Value (000)
6.75%, 11/14/17	$4,580	$4,667
7.75%, 9/23/20 (c)	1,700	1,762
7.75%, 9/23/20	2,970	3,066
		13,927
Uruguay (0.2%)
Sovereign (0.2%)
Republic of Uruguay,
8.00%, 11/18/22	589	736

Venezuela (6.5%)
Sovereign (6.5%)
Petroleos de Venezuela SA,
5.13%, 10/28/16	4,910	3,020
Republic of Venezuela,
5.75%, 2/26/16	1,066	794
6.00%, 12/9/20	1,340	801
7.00%, 3/31/38	1,761	999
7.65%, 4/21/25	2,850	1,746
9.00%, 5/7/23	600	414
9.25%, 9/15/27 (b)	7,085	5,260
9.25%, 5/7/28	53	36
10.75%, 9/19/13 (b)	6,220	6,276
		19,346
Total Fixed Income Securities (Cost $260,610)		267,315

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (e)(f)	2,250	405

Venezuela (0.1%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (e)(f)	5,450	162
Total Warrants (Cost $—)		567

Shares
Short-Term Investments (10.0%)
Securities held as Collateral on Loaned Securities (9.2%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	23,703,621	23,704

	Face Amount (000)	Value (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $1,242; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $1,267)	$1,242	$1,242
Nomura Holdings, Inc., (0.24%, dated 03/31/11, due 4/1/11; proceeds $2,397; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $2,445)	2,397	2,397
		3,639
Total Securities held as Collateral on Loaned Securities (Cost $27,343)		27,343

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $2,254)	2,254,062	2,254
Total Short-Term Investments (Cost $29,597)		29,597
Total Investments (100.0%) (Cost $290,207) Including $26,727 of Securities Loaned +		297,479
Liabilities in Excess of Other Assets		(28,853)
Net Assets		$268,626

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2011. Maturity date disclosed is the ultimate maturity date.
(b)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $26,727,000 and $27,343,000, respectively. The Fund received cash collateral of approximately $27,343,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	When-issued security.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.
(f)	Security has been deemed illiquid at March 31, 2011.
(g)	Issuer is in default.
(h)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $290,207,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $7,272,000 of which approximately $15,940,000 related to appreciated securities and approximately $8,668,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	BRL	5,014	$3,071	4/4/11	USD	3,003	$3,003	$(68)
JPMorgan Chase Bank	USD	3,001	3,001	4/4/11	BRL	5,014	3,071	70
JPMorgan Chase Bank	USD	5,799	5,799	4/7/11	KRW	6,527,133	5,949	150
JPMorgan Chase Bank	USD	2,877	2,877	4/7/11	THB	87,743	2,900	23
JPMorgan Chase Bank	USD	2,892	2,892	4/11/11	INR	131,001	2,934	42
JPMorgan Chase Bank	EUR	1,900	2,691	4/18/11	USD	2,646	2,646	(45)
JPMorgan Chase Bank	USD	1,483	1,483	4/25/11	CLP	716,345	1,497	14
JPMorgan Chase Bank	USD	3,024	3,024	5/16/11	CNY	19,800	3,030	6
JPMorgan Chase Bank	USD	2,704	2,704	6/14/11	SGD	3,440	2,729	25
			$27,542				$27,759	$217

BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$17,499	$—	$17,499
Sovereign	—	249,816	—	249,816
Total Fixed Income Securities	—	267,315	—	267,315
Warrants	—	567	—	567
Short-Term Investments
Investment Companies	25,958	—	—	25,958
Repurchase Agreements	—	3,639	—	3,639
Total Short-Term Investments	25,958	3,639	—	29,597
Foreign Currency Exchange Contracts	—	330	—	330
Total Assets	25,958	271,851	—	297,809
Liabilities:
Foreign Currency Exchange Contracts	—	(113)	—	(113)
Total	$25,958	$271,738	$—	$297,696

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Fund did not have any significant investments transfer between valuation levels.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund not found in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011